Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The stock-based compensation expense associated with the Hertz Holdings stock-based compensation plans is pushed down from Hertz Global and recorded on the books at the Hertz level.

Plans

In May 2016, Old Hertz Holdings board of directors adopted the Hertz Global Holdings, Inc. 2016 Omnibus Incentive Plan (the “Omnibus Plan”), which was amended by its stockholders at the annual meeting of stockholders held on May 24, 2019 to increase the number of shares which can be granted under the plan by 2,490,000 shares. As amended, the Omnibus Plan contains 11,767,723 shares which can be granted pursuant to the terms and conditions of the Omnibus Plan. In connection with the Rights Offering, as disclosed in Note 17, “Equity and Earnings (Loss) Per Share - Hertz Global”, and pursuant to the Omnibus Plan, the number of shares which can be granted under the plan was increased by an additional 453,741 shares in 2019. The Omnibus Plan provides for grants of both equity and cash awards, including non-qualified stock options, incentive stock options, stock appreciation rights, performance awards (shares and units), restricted stock, restricted stock units and deferred stock units to key executives, employees and non-management directors. The shares of common stock to be delivered under the Omnibus Plan may consist, in whole or in part, of common stock held in treasury or authorized but unissued shares of common stock, not reserved for any other purpose.

As of December 31, 2020, the Company had 2,694,399 shares underlying awards outstanding under the Omnibus Plan.

Shares subject to any award (other than distribution awards) granted under the Omnibus Plan that for any reason are canceled, terminated, forfeited, settled in cash or otherwise settled without the issuance of common stock after the effective date of the Omnibus Plan will generally be available for future grants under the Omnibus Plan.

A summary of the total compensation expense and associated income tax benefits recognized, including the cost of stock options, RSUs, PSUs, and PSAs is as follows:

	Years Ended December 31,
(In millions)	2020	2019	2018
Compensation expense	$(2)	$18	$14
Income tax benefit	—	(2)	(3)
Total	$(2)	$16	$11

As of December 31, 2020, there was approximately $8 million of total unrecognized compensation cost related to non-vested stock options, RSUs, PSUs and PSAs granted. The total unrecognized compensation cost is expected to be recognized over the remaining 1.1 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Stock Options and Stock Appreciation Rights

All stock options and stock appreciation rights granted under the Omnibus Plan will have a per-share exercise price of not less than the fair market value of one share of Hertz Global's common stock on the grant date. Stock options and stock appreciation rights will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the Compensation Committee of the Company's Board. No stock options or stock appreciation rights will be exercisable after a maximum of ten years from the grant date.

The Company accounts for options as equity-classified awards and recognizes compensation cost on a straight-line basis over the vesting period. The value of each option award is estimated on the grant date using a Black-Scholes option valuation model that incorporates the assumptions noted in the following table.
The Company calculates the expected volatility based on the historical movement of its stock price.

	Grants
Assumption	2020(1)	2019(2)	2018
Expected volatility	—%	68.5%	56.7%
Expected dividend yield	—%	—%	—%
Expected term (years)	0	7	5
Risk-free interest rate	—%	1.93%	2.57%
Weighted-average grant date fair value	$—	$9.19	$8.92

(1)    There were no options approved to be granted by the Company's Compensation Committee in 2020.
(2)    Options granted in 2019 are solely related to the incremental grants awarded as part of the Rights Offering, as disclosed in Note 17, "Equity and Earnings (Loss) Per Share - Hertz Global."

A summary of option activity as of December 31, 2020 is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In millions)
Outstanding as of January 1, 2020	1,055,954	$28.36	4.0	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	(956,916)	27.70	—	—
Outstanding as of December 31, 2020	99,038	34.76	2.3	—
Exercisable as of December 31, 2020	98,194	35.35	1.4	—

A summary of non-vested option activity as of December 31, 2020 is presented below:

	Non-vested Shares	Weighted- Average Exercise Price	Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2020	477,438	$18.31	$9.35
Granted	—	—	—
Vested	(19,664)	17.97	8.93
Forfeited	(434,525)	18.34	9.39
Non-vested as of December 31, 2020	23,249	18.07	9.06

Additional information pertaining to option activity under the plans is as follows:

	Years Ended December 31,
(In millions)	2020	2019	2018
Aggregate intrinsic value of stock options exercised	$—	$—	$—
Cash received from the exercise of stock options	—	—	—
Fair value of options that vested	—	5	3
Tax benefit realized on exercise of stock options	—	—	—

Performance Stock Awards, Performance Stock Units, Restricted Stock and Restricted Stock Units

PSAs and PSUs granted under the Omnibus Plan will vest based on the achievement of pre-determined performance goals over performance periods determined by the Compensation Committee. Each of the units granted represent the right to receive one share of Hertz Global's common stock on a specified future date. In the event of an employee's death or disability, a pro rata portion of the employee's PSAs and PSUs will vest to the extent performance goals are achieved at the end of the performance period. Restricted stock and RSUs granted under the Omnibus Plan will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the Compensation Committee.

On August 4, 2020, in recognition of the Chapter 11 Cases, all long-term incentive plans were frozen and as such, no shares will be distributed upon vesting (the "Equity Vesting Event"). As a result, none of the 2018, 2019 or 2020 unvested PSA, PSU and RSU equity awards will vest. The 2020 threshold performance achievement set forth in these 2018, 2019 and 2020 PSU awards also failed to be met due to the COVID-19 pandemic impact on our financial results, and as a result, no PSU shares will be distributed upon vesting.

A summary of the PSU and PSA activity as of December 31, 2020 is presented below:

	Shares	Weighted- Average Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding as of January 1, 2020	2,247,643	$19.08	$21
Granted	1,482,197	22.18	—
Vested	(75,288)	20.15	—
Forfeited or Expired	(1,841,247)	22.05	—
Outstanding as of December 31, 2020	1,813,305	16.47	2

A summary of RSU activity as of December 31, 2020 is presented below:

	Shares	Weighted- Average Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding as of January 1, 2020	1,044,269	$18.43	$16
Granted	757,294	12.18	—
Vested	(396,749)	19.07	—
Forfeited or Expired	(622,758)	14.50	—
Outstanding as of December 31, 2020	782,056	15.11	1

Additional information pertaining to RSU activity is as follows:

	Years Ended December 31,
	2020	2019	2018
Total fair value of awards that vested (In millions)	$8	$12	$5
Weighted-average grant date fair value of awards	12.18	18.66	17.40

Compensation expense for PSUs, PSAs and RSUs is based on the grant date fair value, and is recognized ratably over the vesting period. For grants in 2020, 2019 and 2018, the vesting period is three years. In addition to the service vesting condition, the PSUs and PSAs had an additional vesting condition which called for the number of units that will be awarded being based on achievement of a certain level of Operating Income, Adjusted Corporate EBITDA or other performance measures over the applicable measurement period. As a result of the Equity Vesting Event, none of the 2018, 2019 or 2020 unvested PSA, PSU and RSU shares will be distributed upon vesting.